Shareholder Report, Holdings (Details) - Adasina Social Justice All Cap Global ETF	Aug. 31, 2024
Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Graco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Juniper Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%